Document and Entity Information	Nov. 02, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001503802
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity Registrant Name	Karyopharm Therapeutics Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36167
Entity Tax Identification Number	26-3931704
Entity Address, Address Line One	85 Wells Avenue
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	Newton
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02459
City Area Code	(617)
Local Phone Number	658-0600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value
Trading Symbol	KPTI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false